Acquisition of Subsidiaries: Business Acquisition, Pro Forma (Millenium) (Details) (Millennium Power Solutions, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Millennium Power Solutions
Proforma Revenue	$ 10,466,736	$ 8,566,660
Proforma Net Income (Loss)	$ (26,615,595)	$ (11,170,308)